Taxation (Details) $ in Millions	12 Months Ended						36 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2024
Taxation (Details) [Line Items]
Profits tax rate (in Dollars)		$ 2
Corporation tax percentage	8.25%	8.25%
Remaining assessable profits percentage	16.50%	16.50%
Profits tax rate percentage	15.00%	15.00%
Income tax rate	16.50%	16.50%
Standards at a rate	25.00%	25.00%
HNTE certificate is effective years	3 years	3 years
Preferential tax rate				15.00%
Taxable income exemption percentage					50.00%	50.00%
PRC tax authority years	5 years	5 years
PRC net operating loss years	5 years
High tech enterprises years	10 years	10 years
Net operating loss carryforwards (in Dollars)	$ 15,339,438		$ 4,475,379
Valuation allowance (in Dollars)	$ 15,013,296		1,723,347
Hong Kong [Member]
Taxation (Details) [Line Items]
Profits tax rate percentage	16.50%	16.50%
PRC [Member]
Taxation (Details) [Line Items]
Net operating loss carryforwards (in Dollars)	$ 103,051,391		28,198,108
High and New Technology Enterprise [Member]
Taxation (Details) [Line Items]
Preferential tax rate	15.00%	15.00%
Valuation Allowance [Member]
Taxation (Details) [Line Items]
Valuation allowance (in Dollars)	$ 15,013,296		$ 1,723,347	$ 810,159
Forecast [Member]
Taxation (Details) [Line Items]
Preferential tax rate							15.00%
Shanghai Zhizhen [Member]
Taxation (Details) [Line Items]
Preferential tax rate				15.00%